Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share Based Compensation [Abstract]
Schedule of Activity with Respect Status of, RSUs

A summary of the activity with respect to, and status of, RSUs during the year ended December 31, 2023 is presented below:

	Number of RSUs	Weighted Average Grant Date Value
Unvested as of January 1, 2023	—
Granted	2,462,989	$8.88
Forfeited	(108,000)	$10.12
Vested	(699,447)	$6.98
Unvested as of December 31, 2023	1,655,542	$9.61

Schedule of Common Stock and Current Interest Rates	The fair value of the earnout shares was estimated using a Monte Carlo simulation utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock and current interest rates. Below are the key assumptions used in valuing the earnout shares:
As of 7/19/2023
PSQH Stock Price	$9.08
Volatility	40.0%
Risk free rate of return	4.6%
Expected term (in years)	4.8 years

Schedule of Share-Based Compensation Expense

During the year ended December 31, 2023, the Company recorded the following share-based compensation expense, related to RSUs and earnout shares:

For the year ended December 31, 2023
Cost of sales	$20,106
General and administrative expenses	2,762,361
Transaction incurred in connection with the Business Combination	708,400
Research and development	579,263
Sales and marketing	2,636,289
$6,706,419